Average Annual Total Returns		12 Months Ended	38 Months Ended	56 Months Ended	60 Months Ended	82 Months Ended	85 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
PFG American Funds Conservative Income Strategy Fund | Morningstar Conservative Target Risk Index (Total Return)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.57%		1.93%
PFG American Funds Conservative Income Strategy Fund | PFG American Funds Conservative Income Strategy Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		3.53%		1.02%
Performance Inception Date		May 01, 2020
PFG American Funds Conservative Income Strategy Fund | PFG American Funds Conservative Income Strategy Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.85%		0.38%
PFG American Funds Conservative Income Strategy Fund | PFG American Funds Conservative Income Strategy Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.33%		0.66%
PFG American Funds Growth Strategy Fund | Morningstar Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	12.50%		13.18%
PFG American Funds Growth Strategy Fund | PFG American Funds Growth Strategy Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		18.11%		11.82%
Performance Inception Date		May 01, 2020
PFG American Funds Growth Strategy Fund | PFG American Funds Growth Strategy Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	16.84%		10.15%
PFG American Funds Growth Strategy Fund | PFG American Funds Growth Strategy Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.63%		9.11%
PFG Fidelity Institutional AM® Equity Index Strategy Fund | Morningstar Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	12.50%		13.18%
PFG Fidelity Institutional AM® Equity Index Strategy Fund | PFG Fidelity Institutional AM® Equity Index Strategy Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		15.09%		12.65%
Performance Inception Date		May 01, 2020
PFG Fidelity Institutional AM® Equity Index Strategy Fund | PFG Fidelity Institutional AM® Equity Index Strategy Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]	13.01%		11.28%
PFG Fidelity Institutional AM® Equity Index Strategy Fund | PFG Fidelity Institutional AM® Equity Index Strategy Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]	10.42%		9.89%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Morningstar Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	12.50%		13.18%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund | PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		17.60%		15.00%
Performance Inception Date		May 01, 2020
PFG Fidelity Institutional AM® Equity Sector Strategy Fund | PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]	15.09%		12.68%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund | PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	12.23%		11.35%
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	1.25%	(2.27%)
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		0.83%	(3.24%)
Performance Inception Date		Oct. 29, 2021
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]	(0.02%)	(3.68%)
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]	0.49%	(2.63%)
PFG JPMorgan® Tactical Aggressive Strategy Fund | Morningstar Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	12.50%			8.25%		8.20%
PFG JPMorgan® Tactical Aggressive Strategy Fund | PFG JPMorgan® Tactical Aggressive Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		15.28%			8.36%		7.31%
Performance Inception Date		Dec. 11, 2017
PFG JPMorgan® Tactical Aggressive Strategy Fund | PFG JPMorgan® Tactical Aggressive Strategy Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]	14.82%			7.72%		6.73%
PFG JPMorgan® Tactical Aggressive Strategy Fund | PFG JPMorgan® Tactical Aggressive Strategy Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	9.37%			6.51%		5.71%
PFG JPMorgan® Tactical Moderate Strategy Fund | Morningstar Moderately Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	10.66%			7.02%	7.04%
PFG JPMorgan® Tactical Moderate Strategy Fund | Morningstar Moderate Target Risk Index (Total Return)
Prospectus [Line Items]
Average Annual Return, Percent	[14]	8.27%			5.37%	5.75%
PFG JPMorgan® Tactical Moderate Strategy Fund | PFG JPMorgan® Tactical Moderate Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.19%			4.67%	4.21%
Performance Inception Date		Mar. 15, 2018
PFG JPMorgan® Tactical Moderate Strategy Fund | PFG JPMorgan® Tactical Moderate Strategy Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[15]	9.93%			3.87%	3.60%
PFG JPMorgan® Tactical Moderate Strategy Fund | PFG JPMorgan® Tactical Moderate Strategy Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[15]	6.30%			3.56%	3.23%
PFG BNY Mellon® Diversifier Strategy Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[16]	1.25%			(0.33%)		0.99%
PFG BNY Mellon® Diversifier Strategy Fund | Bloomberg U.S. Treasury Bills 1-3 Months
Prospectus [Line Items]
Average Annual Return, Percent	[17]	5.32%			2.49%		2.34%
PFG BNY Mellon® Diversifier Strategy Fund | PFG BNY Mellon® Diversifier Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		2.13%			1.31%		1.22%
Performance Inception Date		Dec. 11, 2017
PFG BNY Mellon® Diversifier Strategy Fund | PFG BNY Mellon® Diversifier Strategy Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[18]	1.11%			0.53%		0.50%
PFG BNY Mellon® Diversifier Strategy Fund | PFG BNY Mellon® Diversifier Strategy Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[18]	1.41%			0.82%		0.73%
PFG MFS® Aggressive Growth Strategy Fund | Morningstar Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]
Average Annual Return, Percent	[19]	12.50%			8.25%		8.20%
PFG MFS® Aggressive Growth Strategy Fund | PFG MFS® Aggressive Growth Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.61%			6.48%		6.87%
Performance Inception Date		Dec. 11, 2017
PFG MFS® Aggressive Growth Strategy Fund | PFG MFS® Aggressive Growth Strategy Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[20]	8.51%			4.02%		4.95%
PFG MFS® Aggressive Growth Strategy Fund | PFG MFS® Aggressive Growth Strategy Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[20]	7.79%			4.88%		5.26%
PFG BR Target Allocation Equity Strategy Fund | Morningstar Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]
Average Annual Return, Percent	[21]	12.50%		13.18%
PFG BR Target Allocation Equity Strategy Fund | PFG BR Target Allocation Equity Strategy Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		16.99%		11.98%
Performance Inception Date		May 01, 2020
PFG BR Target Allocation Equity Strategy Fund | PFG BR Target Allocation Equity Strategy Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[22]	16.99%		10.90%
PFG BR Target Allocation Equity Strategy Fund | PFG BR Target Allocation Equity Strategy Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[22]	10.06%		9.22%
PFG Janus Henderson(R) Balanced Strategy | Morningstar Moderate Target Risk Index (Total Return)
Prospectus [Line Items]
Average Annual Return, Percent	[23]	8.27%	1.69%
PFG Janus Henderson(R) Balanced Strategy | PFG Janus Henderson(R) Balanced Strategy Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		12.76%	1.64%
Performance Inception Date		Oct. 29, 2021
PFG Janus Henderson(R) Balanced Strategy | PFG Janus Henderson(R) Balanced Strategy Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[24]	12.66%	1.30%
PFG Janus Henderson(R) Balanced Strategy | PFG Janus Henderson(R) Balanced Strategy Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[24]	7.62%	1.19%
PFG Invesco(R) Equity Factor Rotation Strategy Fund | Morningstar Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]
Average Annual Return, Percent	[25]	12.50%	4.02%
PFG Invesco(R) Equity Factor Rotation Strategy Fund | PFG Invesco(R) Equity Factor Rotation Strategy Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.50%	(2.97%)
Performance Inception Date		Oct. 29, 2021
PFG Invesco(R) Equity Factor Rotation Strategy Fund | PFG Invesco(R) Equity Factor Rotation Strategy Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[26]	10.49%	(2.99%)
PFG Invesco(R) Equity Factor Rotation Strategy Fund | PFG Invesco(R) Equity Factor Rotation Strategy Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[26]	6.22%	(2.25%)
PFG Meeder Tactical Strategy Fund | Morningstar Moderate Target Risk Index (Total Return)
Prospectus [Line Items]
Average Annual Return, Percent	[27]	8.27%			5.37%		5.78%
PFG Meeder Tactical Strategy Fund | PFG Meeder Tactical Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		13.29%			4.89%		4.13%
Performance Inception Date		Dec. 11, 2017
PFG Meeder Tactical Strategy Fund | PFG Meeder Tactical Strategy Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[28]	12.41%			3.68%		3.25%
PFG Meeder Tactical Strategy Fund | PFG Meeder Tactical Strategy Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[28]	8.50%			3.65%		3.11%
PFG Janus Henderson® Tactical Income Strategy Fund | Morningstar Moderately Conservative Target Risk Index (Total Return)
Prospectus [Line Items]
Average Annual Return, Percent	[29]	6.40%		5.11%
PFG Janus Henderson® Tactical Income Strategy Fund | PFG Janus Henderson® Tactical Income Strategy Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.13%		4.00%
Performance Inception Date		May 01, 2020
PFG Janus Henderson® Tactical Income Strategy Fund | PFG Janus Henderson® Tactical Income Strategy Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[30]	5.51%		2.57%
PFG Janus Henderson® Tactical Income Strategy Fund | PFG Janus Henderson® Tactical Income Strategy Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[30]	4.03%		2.72%
PFG PIMCO Active Core Bond Strategy Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[31]	1.25%			(0.33%)		0.99%
PFG PIMCO Active Core Bond Strategy Fund | PFG PIMCO Active Core Bond Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		2.01%			(0.67%)		0.03%
Performance Inception Date		Dec. 11, 2017
PFG PIMCO Active Core Bond Strategy Fund | PFG PIMCO Active Core Bond Strategy Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[32]	0.65%			(1.82%)		(0.99%)
PFG PIMCO Active Core Bond Strategy Fund | PFG PIMCO Active Core Bond Strategy Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[32]	1.19%			(0.92%)		(0.35%)

[1]	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.
[2]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[4]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[6]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[8]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[9]	Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
[10]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[11]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[12]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[13]	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.
[14]	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.
[15]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[16]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index.
[17]	The Bloomberg U.S. Treasury Bills 1-3 Months includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.
[18]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[19]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[20]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[21]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[22]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[23]	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.
[24]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[25]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[26]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[27]	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.
[28]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[29]	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 40% global equity exposure and 60% global bond exposure. Investors cannot invest directly in an index.
[30]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[31]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.
[32]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.